Share-based compensation - Stock options plans (Details)	12 Months Ended
	Dec. 31, 2025 shares tranche € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2013 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	1,684,889	609,382
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of successive plans | plan			9
Expiration period	10 years
Percentage of voting rights	50.00%
Number of share options exercised (in shares)	1,326,252	0
Number of share options granted (in shares)	1,857,360	4,957,716
Weighted average grant date fair value, options granted (in euro per share) | € / shares	€ 1.57	€ 1.84
Stock option plans | ESOP Plans 2013 to 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche	2
Stock option plans | ESOP Plans 2013 to 2017 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Stock option plans | ESOP Plans 2013 to 2017 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock option plans | ESOP Plan 2019 onwards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche	3
Stock option plans | ESOP Plan 2019 onwards | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Stock option plans | ESOP Plan 2019 onwards | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Stock option plans | ESOP Plan 2019 onwards | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Stock option plans | ESOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	2,250
Stock option plans | ESOP 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	293,956
Stock option plans | ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	589,016
Stock option plans | ESOP 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	441,030